Fair Value Measurements - Schedule of Fair value of Liability Using Monte Carlo Simulation Model (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Expected dividend yield	0.00%
Monte Carlo Method [Member]
Fixed conversion price	$ 0.25	$ 0.25
Risk free rate		1.60%
Expected dividend yield	8.00%	8.00%
Minimum [Member]
Contractual term (years)	1 year 7 months 2 days
Minimum [Member] | Monte Carlo Method [Member]
Stock price	$ 7.00	$ 8.91
Risk free rate	0.16%
Contractual term (years)	1 year	1 year 2 months 12 days
Expected volatility	72.30%	89.20%
Maximum [Member]
Contractual term (years)	1 year 10 months 28 days
Maximum [Member] | Monte Carlo Method [Member]
Stock price	$ 12.10	$ 10.15
Contractual term (years)	1 year 2 months 12 days	1 year 6 months
Expected volatility	76.30%	90.40%